BORROWINGS - Currency Concentration of Total Borrowings (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total Borrowings	€ 2,158	€ 2,129	€ 2,391
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total Borrowings	1,288	1,055
Euro
Disclosure of detailed information about borrowings [line items]
Total Borrowings	861	1,048
Other currencies
Disclosure of detailed information about borrowings [line items]
Total Borrowings	€ 9	€ 26